Business combinations - Acquisitions (Details) - Trinks servicos de internet sa [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) segment
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	R$ 991
Short-term investments recognised as of acquisition date	1,788
Trade and other receivables recognised as of acquisition date	1,379
Recoverable Taxes Recognized As Of Acquisition Date	158
Property and equipment	438
Intangible assets - Customer relationship	5,324
Intangible asset - Software	10,502
Other assets recognised as of acquisition date	243
Assets recognised as of acquisition date	20,823
Trade and other payables recognised as of acquisition date	187
Labor and social security liabilities recognised as of acquisition date	1,840
Current Tax Liabilities Recognized As Of Acquisition Date	252
Deferred tax liabilities recognised as of acquisition date	5,381
Liabilities recognised as of acquisition date	7,660
Identifiable assets acquired (liabilities assumed)	13,163
Consideration transferred, acquisition-date fair value	58,950
Goodwill	45,787
Cash Transferred As Of Acquisition Date	10,045
Cash To Be Transferred After Acquisition Date	29,890
Call option in the acquiree	11,728
Contingent consideration	7,287
Gain recognized by remeasurement of interest	R$ 7,406
Remeasurement of participation	19.90%
Previously held equity interest in the acquire, at carrying amount	R$ 4,322
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	R$ 5,324
Useful life measured as period of time, intangible assets other than goodwill	4 years 5 months
Customer relationships | Discount rate, measurement input
Disclosure of detailed information about business combination [line items]
Discount rate | segment	17.1
Computer software [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	R$ 10,502
Useful life measured as period of time, intangible assets other than goodwill	5 years
Computer software [member] | Discount rate, measurement input
Disclosure of detailed information about business combination [line items]
Discount rate | segment	17.1